Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss Explanatory (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	$ 150,134	$ 293,952
Unlisted equity securities [Member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	87,043	212,851
Movie income right investments [Member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	$ 63,091	$ 81,101